Fair Value Measurements (Tables)	6 Months Ended
Jul. 31, 2025
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	19,766	—	19,766

Liabilities:
Contingent consideration	—	—	7,387	7,387

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	26,372	—	26,372

Liabilities:
Contingent consideration	—	—	8,674	8,674

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2025	8,674
Cash payments	(1,230)
Charges (recovery) through profit or loss	(59)
Effect of movements in foreign exchange and other	2
Balance at July 31, 2025	7,387